Derivative Financial Instruments - Impact of Derivatives on Consolidated Statement of Income (Details) - Derivatives not designated as hedging instruments - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Amount of gain (loss) on derivative recognized in income		$ 509	$ 474	$ 205
Foreign exchange contracts | Foreign exchange trading services
Derivative [Line Items]
Amount of gain (loss) on derivative recognized in income		723	632	662
Foreign exchange contracts | Interest expense
Derivative [Line Items]
Amount of gain (loss) on derivative recognized in income		(41)	0	0
Foreign exchange contracts | Processing fees and other revenue
Derivative [Line Items]
Amount of gain (loss) on derivative recognized in income		0	(23)	0
Interest rate contracts | Foreign exchange trading services
Derivative [Line Items]
Amount of gain (loss) on derivative recognized in income		(6)	8	(7)
Interest rate contracts | Processing fees and other revenue
Derivative [Line Items]
Amount of gain (loss) on derivative recognized in income		(1)	0	1
Credit derivative contracts | Foreign exchange trading services
Derivative [Line Items]
Amount of gain (loss) on derivative recognized in income		0	0	(1)
Other derivative contracts | Foreign exchange trading services
Derivative [Line Items]
Amount of gain (loss) on derivative recognized in income		5	0	(2)
Other derivative contracts | Compensation and employee benefits
Derivative [Line Items]
Amount of gain (loss) on derivative recognized in income		$ (171)	$ (143)	$ (448)
Swap | Foreign exchange contracts | Interest expense
Derivative [Line Items]
Amount of gain (loss) on derivative recognized in income	$ 15